Annual Total Returns - Fidelity Global Commodity Stock Fund [BarChart] - 10.31 Fidelity Global Commodity Stock Fund - AMCIZ PRO-14 - Fidelity Global Commodity Stock Fund - Fidelity Advisor Global Commodity Stock Fund: Class A
Dec. 30, 2021
Bar Chart Table:
Annual Return 2011	(18.29%)
Annual Return 2012	7.22%
Annual Return 2013	(3.43%)
Annual Return 2014	(10.70%)
Annual Return 2015	(27.69%)
Annual Return 2016	30.10%
Annual Return 2017	18.19%
Annual Return 2018	(13.43%)
Annual Return 2019	17.49%
Annual Return 2020	5.75%